SHARE CAPITAL (Details - Warrant outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	1,896,071	1,896,071	2,519,238	2,831,338
Price $1.00 - $22.50
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price	$ 1.64
Remaining Contractual Life	0.41 – 9.99